Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt

Term Loans		Drawn Amount	December 31, 2018	Movement in 2019		Deconsolidated (Note 7)	December 31, 2019
Issue Date/ Refinancing Date	Maturity Date			Additions	Repayments
February 12, 2008	February 19, 2020	40,250,000	11,875,000	—	(11,875,000)	—	—
July 30, 2008	November 4, 2020	33,240,000	13,850,000	—	—	(13,850,000)	—
December 14, 2018	December 18, 2023	14,094,184	14,094,184	—	(2,200,000)	—	11,894,184
May 28, 2019	April 16, 2024	11,000,000	11,700,000	—	(1,340,000)	—	10,360,000
August 6, 2019	March 1, 2024	27,675,000	25,200,000	—	(3,300,000)	—	21,900,000
March 1, 2011	June 20, 2020	43,250,000	23,375,000	—	(23,375,000)	—	—
July 5, 2019	July 11, 2026	22,230,000	—	22,230,000	(793,929)	—	21,436,071
March 29, 2019	December 29, 2022	25,458,432	15,244,697	11,250,000	(8,257,649)	—	18,237,048
August 7, 2019	July 31, 2022	50,225,000	35,630,000	—	(6,605,000)	—	29,025,000
April 16, 2014	April 16, 2020	30,000,000	16,300,000	—	(16,300,000)	—	—
December 14, 2018	December 18, 2023	9,480,000	9,480,000	—	(800,000)	—	8,680,000
June 20, 2014	January 8, 2023	20,925,000	15,600,000	—	(1,420,000)	—	14,180,000
August 6, 2019	June 30, 2023	67,200,000	51,555,000	—	(3,960,000)	—	47,595,000
December 24, 2015	December 14, 2022	22,400,000	17,920,016	—	(1,493,328)	—	16,426,688
July 4, 2014	September 3, 2021	22,750,000	17,468,750	—	(1,625,000)	—	15,843,750
July 29, 2014	July 7, 2023	25,350,000	18,484,375	—	(2,112,500)	—	16,371,875
December 7, 2017	December 11, 2022	22,275,000	19,520,000	—	(2,755,000)	—	16,765,000
May 18, 2016	December 31, 2025	65,650,000	61,049,260	—	(4,103,320)	—	56,945,940
March 1, 2017	April 17, 2026	70,787,500	67,624,999	—	(5,056,252)	—	62,568,747

Total			445,971,281	33,480,000	(97,371,978)	(13,850,000)	368,229,303

Current portion of long-term debt			42,433,562				41,421,346
Current portion of long-term debt associated with vessels held for sale			30,150,000				—
Long term debt			373,387,719				326,807,957

Total debt			445,971,281				368,229,303
Current portion of deferred finance charges			706,725				685,790
Current portion of deferred finance charges associated with vessels held for sale			73,644				—
Deferred finance charges non-current			1,873,466				1,560,055

Total deferred finance charges			2,653,835				2,245,845

Total debt			445,971,281				368,229,303
Less: Total deferred finance charges			2,653,835				2,245,845

Total debt, net of deferred finance charges			443,317,446				365,983,458
Less: Current portion of long-term debt, net of current portion of deferred finance charges			41,726,837				40,735,556

Less: Current portion of long-term debt associated with vessels held for sale, net of current portion of deferred finance charges			30,076,356				—

			371,514,253				325,247,902

Schedule of Maturities of Long-term Debt
The annual principal payments to be made, for the abovementioned loans, after December 31, 2019 are as follows:

December 31,	Amount
2020	41,421,346
2021	67,415,096
2022	87,184,402
2023	66,658,845
2024	26,275,286
Thereafter	79,274,328

Total	368,229,303